UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Dividend Income Fund

Semiannual Report

August 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2019

Parametric

Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Parametric

Dividend Income Fund

August 31, 2019

Performance1,2

Portfolio Managers Thomas Seto and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	–0.98%	–3.18%	7.54%	8.44%
Institutional Class at NAV	03/26/2014	03/26/2014	–0.78	–2.85	7.82	8.72
Russell 1000® Value Index	—	—	2.27%	0.62%	6.59%	7.67%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					0.91%	0.66%
Net					0.65	0.40

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Royal Gold, Inc.	0.7%

West Pharmaceutical Services, Inc.	0.7

United Parcel Service, Inc., Class B	0.7

Chemed Corp.	0.7

Amgen, Inc.	0.7

Kellogg Co.	0.7

WEC Energy Group, Inc.	0.7

Six Flags Entertainment Corp.	0.6

New York Community Bancorp, Inc.	0.6

Gentex Corp.	0.6

Total	6.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Dividend Income Fund

August 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric

Dividend Income Fund

August 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 – August 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$990.20	$3.25	**	0.65%
Institutional Class	$1,000.00	$992.20	$2.00	**	0.40%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.90	$3.30	**	0.65%
Institutional Class	$1,000.00	$1,023.20	$2.03	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

Dividend Income Fund

August 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value

Aerospace & Defense — 1.2%

Lockheed Martin Corp.	854	$328,030

United Technologies Corp.	2,488	324,037

		$652,067

Air Freight & Logistics — 1.8%

C.H. Robinson Worldwide, Inc.	3,876	$327,483

Expeditors International of Washington, Inc.	4,161	295,847

United Parcel Service, Inc., Class B	3,184	377,814

		$1,001,144

Auto Components — 0.6%

Gentex Corp.	13,431	$357,265

		$357,265

Automobiles — 0.5%

Ford Motor Co.	31,457	$288,461

		$288,461

Banks — 2.6%

Cullen/Frost Bankers, Inc.	3,487	$289,456

F.N.B. Corp.	27,098	291,304

PacWest Bancorp	8,661	295,167

People’s United Financial, Inc.	18,852	270,903

Umpqua Holdings Corp.	19,106	300,155

		$1,446,985

Beverages — 1.2%

Coca-Cola Co. (The)	6,249	$343,945

PepsiCo, Inc.	2,428	331,980

		$675,925

Biotechnology — 1.7%

AbbVie, Inc.	4,521	$297,211

Amgen, Inc.	1,782	371,761

Gilead Sciences, Inc.	4,767	302,895

		$971,867

Building Products — 0.6%

Johnson Controls International PLC	7,802	$333,067

		$333,067

Security	Shares	Value

Capital Markets — 1.6%

Federated Investors, Inc., Class B	9,867	$316,139

Franklin Resources, Inc.	8,913	234,233

T. Rowe Price Group, Inc.	2,943	325,555

		$875,927

Chemicals — 4.9%

Air Products and Chemicals, Inc.	1,424	$321,710

Celanese Corp.	3,100	351,447

Corteva, Inc.	11,575	339,379

Dow, Inc.	6,618	282,125

DuPont de Nemours, Inc.	4,460	302,968

Eastman Chemical Co.	4,325	282,725

International Flavors & Fragrances, Inc.	2,293	251,657

Linde PLC	1,547	292,244

LyondellBasell Industries NV, Class A	3,570	276,247

		$2,700,502

Commercial Services & Supplies — 1.6%

Healthcare Services Group, Inc.	10,375	$233,956

Republic Services, Inc.	3,597	321,032

Waste Management, Inc.	2,773	330,958

		$885,946

Communications Equipment — 1.4%

Cisco Systems, Inc.	5,662	$265,038

InterDigital, Inc.	5,002	245,948

Juniper Networks, Inc.	12,085	279,889

		$790,875

Containers & Packaging — 2.1%

International Paper Co.	7,285	$284,843

Packaging Corp. of America	3,141	315,922

Sonoco Products Co.	4,713	269,584

WestRock Co.	8,517	291,111

		$1,161,460

Distributors — 0.5%

Genuine Parts Co.	3,040	$274,482

		$274,482

Diversified Consumer Services — 0.6%

Graham Holdings Co., Class B	435	$306,266

		$306,266

5	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 1.2%

AT&T, Inc.	9,493	$334,723

Verizon Communications, Inc.	5,458	317,437

		$652,160

Electric Utilities — 6.5%

American Electric Power Co., Inc.	3,506	$319,572

Avangrid, Inc.	6,140	310,316

Duke Energy Corp.	3,590	332,937

Entergy Corp.	3,056	344,839

Evergy, Inc.	5,302	344,630

Eversource Energy	4,220	338,149

NextEra Energy, Inc.	1,507	330,153

OGE Energy Corp.	7,406	317,495

Pinnacle West Capital Corp.	3,391	323,196

Portland General Electric Co.	5,700	324,273

Southern Co. (The)	5,774	336,393

		$3,621,953

Electrical Equipment — 1.1%

Eaton Corp. PLC	3,867	$312,144

Emerson Electric Co.	4,958	295,447

		$607,591

Electronic Equipment, Instruments & Components — 1.1%

Dolby Laboratories, Inc., Class A	5,066	$311,863

National Instruments Corp.	7,636	320,712

		$632,575

Energy Equipment & Services — 1.8%

Baker Hughes a GE Co.	12,497	$271,060

Halliburton Co.	13,797	259,935

Helmerich & Payne, Inc.	6,164	231,705

Schlumberger, Ltd.	8,065	261,548

		$1,024,248

Food & Staples Retailing — 1.8%

Costco Wholesale Corp.	1,169	$344,575

Walgreens Boots Alliance, Inc.	5,880	300,997

Walmart, Inc.	2,886	329,754

		$975,326

Food Products — 4.5%

Archer-Daniels-Midland Co.	7,534	$286,669

Bunge, Ltd.	5,682	303,476

Security	Shares	Value

Food Products (continued)

General Mills, Inc.	6,017	$323,715

Hormel Foods Corp.	7,815	332,997

Ingredion, Inc.	3,907	301,894

Kellogg Co.	5,852	367,506

Kraft Heinz Co. (The)	10,395	265,280

Mondelez International, Inc., Class A	5,648	311,882

		$2,493,419

Gas Utilities — 0.6%

Atmos Energy Corp.	3,027	$333,666

		$333,666

Health Care Equipment & Supplies — 3.7%

Abbott Laboratories	3,799	$324,131

Baxter International, Inc.	3,918	344,588

Becton, Dickinson and Co.	1,298	329,588

Medtronic PLC	3,284	354,311

Stryker Corp.	1,561	344,450

West Pharmaceutical Services, Inc.	2,640	384,014

		$2,081,082

Health Care Providers & Services — 2.3%

Cardinal Health, Inc.	6,673	$287,807

Chemed Corp.	876	376,181

Quest Diagnostics, Inc.	3,147	322,158

UnitedHealth Group, Inc.	1,286	300,924

		$1,287,070

Hotels, Restaurants & Leisure — 3.9%

Carnival Corp.	7,009	$308,957

Cracker Barrel Old Country Store, Inc.	1,826	302,020

Darden Restaurants, Inc.	2,606	315,274

Extended Stay America, Inc.	18,371	258,112

Las Vegas Sands Corp.	5,145	285,393

Six Flags Entertainment Corp.	6,100	360,937

Vail Resorts, Inc.	1,406	332,210

		$2,162,903

Household Durables — 1.2%

Garmin, Ltd.	4,016	$327,585

Leggett & Platt, Inc.	8,417	313,028

		$640,613

6	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 3.0%

Church & Dwight Co., Inc.	4,386	$349,915

Clorox Co. (The)	2,032	321,381

Colgate-Palmolive Co.	4,295	318,474

Kimberly-Clark Corp.	2,334	329,351

Procter & Gamble Co. (The)	2,808	337,606

		$1,656,727

Industrial Conglomerates — 1.1%

3M Co.	1,860	$300,799

Honeywell International, Inc.	1,794	295,328

		$596,127

Insurance — 6.0%

Aflac, Inc.	5,542	$278,097

American Financial Group, Inc.	3,075	310,483

Cincinnati Financial Corp.	2,936	330,271

Everest Re Group, Ltd.	1,232	290,604

Fidelity National Financial, Inc.	7,521	330,473

Hanover Insurance Group, Inc. (The)	2,418	321,957

Hartford Financial Services Group, Inc. (The)	5,504	320,773

Old Republic International Corp.	13,688	319,752

Principal Financial Group, Inc.	5,596	297,819

Prudential Financial, Inc.	3,051	244,354

Travelers Cos., Inc. (The)	2,085	306,412

		$3,350,995

IT Services — 4.1%

Accenture PLC, Class A	1,699	$336,691

Amdocs, Ltd.	5,138	332,634

Automatic Data Processing, Inc.	1,940	329,490

International Business Machines Corp.	2,242	303,858

Jack Henry & Associates, Inc.	2,344	339,786

Paychex, Inc.	3,723	304,169

Western Union Co. (The)	15,803	349,563

		$2,296,191

Life Sciences Tools & Services — 1.1%

Agilent Technologies, Inc.	4,382	$311,604

Bio-Techne Corp.	1,483	284,098

		$595,702

Machinery — 1.6%

Cummins, Inc.	1,851	$276,299

Graco, Inc.	6,478	295,202

Security	Shares	Value

Machinery (continued)

Snap-on, Inc.	2,036	$302,713

		$874,214

Media — 1.0%

Interpublic Group of Cos., Inc. (The)	13,519	$268,758

Omnicom Group, Inc.	3,786	287,963

		$556,721

Metals & Mining — 2.9%

Newmont Goldcorp Corp.	8,161	$325,542

Nucor Corp.	5,863	287,170

Reliance Steel & Aluminum Co.	3,412	331,749

Royal Gold, Inc.	2,994	399,340

Southern Copper Corp.	8,216	259,625

		$1,603,426

Multi-Utilities — 4.7%

Ameren Corp.	4,227	$326,113

Consolidated Edison, Inc.	3,569	317,284

Dominion Energy, Inc.	4,092	317,662

DTE Energy Co.	2,449	317,537

MDU Resources Group, Inc.	12,492	335,910

NorthWestern Corp.	4,453	322,575

Public Service Enterprise Group, Inc.	5,344	323,152

WEC Energy Group, Inc.	3,791	363,064

		$2,623,297

Multiline Retail — 0.9%

Kohl’s Corp.	6,494	$306,907

Macy’s, Inc.	14,449	213,267

		$520,174

Oil, Gas & Consumable Fuels — 8.1%

Cabot Oil & Gas Corp.	13,263	$227,063

Chevron Corp.	2,596	305,601

ConocoPhillips	5,444	284,068

CVR Energy, Inc.	6,113	243,175

EOG Resources, Inc.	3,572	265,007

Equitrans Midstream Corp.	16,336	220,373

Exxon Mobil Corp.	4,208	288,164

HollyFrontier Corp.	7,046	312,560

Kinder Morgan, Inc.	15,322	310,577

Marathon Petroleum Corp.	5,830	286,894

Occidental Petroleum Corp.	6,520	283,490

7	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

ONEOK, Inc.	4,545	$323,968

Phillips 66	3,267	322,224

Targa Resources Corp.	7,902	285,420

Valero Energy Corp.	3,923	295,323

Williams Cos., Inc. (The)	11,413	269,347

		$4,523,254

Paper & Forest Products — 0.9%

Domtar Corp.	7,298	$240,469

Louisiana-Pacific Corp.	11,786	283,336

		$523,805

Pharmaceuticals — 2.8%

Bristol-Myers Squibb Co.	7,104	$341,489

Eli Lilly & Co.	2,859	322,981

Johnson & Johnson	2,283	293,046

Merck & Co., Inc.	3,827	330,921

Pfizer, Inc.	7,257	257,986

		$1,546,423

Professional Services — 0.5%

Robert Half International, Inc.	5,675	$303,442

		$303,442

Semiconductors & Semiconductor Equipment — 1.7%

Intel Corp.	6,560	$311,010

Maxim Integrated Products, Inc.	5,421	295,661

Texas Instruments, Inc.	2,734	338,332

		$945,003

Software — 0.6%

Microsoft Corp.	2,344	$323,144

		$323,144

Specialty Retail — 1.6%

Best Buy Co., Inc.	4,362	$277,642

Tiffany & Co.	3,454	293,141

Williams-Sonoma, Inc.	5,054	332,553

		$903,336

Textiles, Apparel & Luxury Goods — 0.9%

Tapestry, Inc.	10,367	$214,079

VF Corp.	3,571	292,643

		$506,722

Security	Shares	Value

Thrifts & Mortgage Finance — 0.6%

New York Community Bancorp, Inc.	31,119	$359,113

		$359,113

Tobacco — 1.0%

Altria Group, Inc.	6,502	$284,398

Philip Morris International, Inc.	4,036	290,955

		$575,353

Trading Companies & Distributors — 1.7%

Fastenal Co.	10,023	$306,904

MSC Industrial Direct Co., Inc., Class A	4,445	300,570

Watsco, Inc.	1,955	319,740

		$927,214

Total Common Stocks (identified cost $52,852,757)		$55,345,228

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.20%(1)	82,211	$82,203

Total Short-Term Investments (identified cost $82,205)		$82,203

Total Investments — 99.6% (identified cost $52,934,962)		$55,427,431

Other Assets, Less Liabilities — 0.4%		$228,972

Net Assets — 100.0%		$55,656,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019 (see Note 8).

8	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2019

Unaffiliated investments, at value (identified cost, $52,852,757)	$55,345,228

Affiliated investment, at value (identified cost, $82,205)	82,203

Dividends receivable	153,084

Dividends receivable from affiliated investment	438

Receivable for Fund shares sold	177,931

Receivable from affiliates	8,633

Total assets	$55,767,517

Liabilities

Payable for Fund shares redeemed	$53,361

Payable to affiliates:

Investment adviser and administration fee	14,061

Distribution and service fees	1,132

Accrued expenses	42,560

Total liabilities	$111,114

Net Assets	$55,656,403

Sources of Net Assets

Paid-in capital	$55,845,497

Accumulated loss	(189,094)

Total	$55,656,403

Investor Class Shares

Net Assets	$4,989,540

Shares Outstanding	396,189

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.59

Institutional Class Shares

Net Assets	$50,666,863

Shares Outstanding	4,014,820

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.62

9	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2019

Dividends	$977,189

Dividends from affiliated investment	3,266

Total investment income	$980,455

Expenses

Investment adviser and administration fee	$84,564

Distribution and service fees

Investor Class	7,604

Trustees’ fees and expenses	1,612

Custodian fee	11,536

Transfer and dividend disbursing agent fees	8,231

Legal and accounting services	19,694

Printing and postage	4,721

Registration fees	23,734

Miscellaneous	5,008

Total expenses	$166,704

Deduct —

Allocation of expenses to affiliates	$46,063

Total expense reductions	$46,063

Net expenses	$120,641

Net investment income	$859,814

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(16,758)

Investment transactions — affiliated investment	(179)

Net realized loss	$(16,937)

Change in unrealized appreciation (depreciation) —

Investments	$(1,352,678)

Investments — affiliated investment	(7)

Net change in unrealized appreciation (depreciation)	$(1,352,685)

Net realized and unrealized loss	$(1,369,622)

Net decrease in net assets from operations	$(509,808)

10	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

From operations —

Net investment income	$859,814	$1,599,130

Net realized loss	(16,937)	(1,427,079)

Net change in unrealized appreciation (depreciation)	(1,352,685)	1,169,862

Net increase (decrease) in net assets from operations	$(509,808)	$1,341,913

Distributions to shareholders —

Investor Class	$(75,719)	$(316,362)

Institutional Class	(669,918)	(2,434,344)

Total distributions to shareholders	$(745,637)	$(2,750,706)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$214,491	$3,262,205

Institutional Class	7,998,265	50,419,160

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	75,719	316,362

Institutional Class	377,142	1,591,258

Cost of shares redeemed

Investor Class	(1,778,306)	(2,512,977)

Institutional Class	(7,916,673)	(20,468,647)

Net increase (decrease) in net assets from Fund share transactions	$(1,029,362)	$32,607,361

Net increase (decrease) in net assets	$(2,284,807)	$31,198,568

Net Assets

At beginning of period	$57,941,210	$26,742,642

At end of period	$55,656,403	$57,941,210

11	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Financial Highlights

	Investor Class

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,			Year Ended February 29, 2016	Period Ended February 28, 2015(1)
			2019	2018	2017

Net asset value — Beginning of period	$12.870		$12.910	$12.170	$10.080	$10.930	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.183		$0.366	$0.328	$0.275	$0.284	$0.230

Net realized and unrealized gain (loss)	(0.308)		0.216	0.854	2.114	(0.666)	1.143

Total income (loss) from operations	$(0.125)		$0.582	$1.182	$2.389	$(0.382)	$1.373

Less Distributions

From net investment income	$(0.148)		$(0.306)	$(0.305)	$(0.249)	$(0.301)	$(0.197)

From net realized gain	(0.007)		(0.316)	(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.155)		$(0.622)	$(0.442)	$(0.299)	$(0.468)	$(0.443)

Net asset value — End of period	$12.590		$12.870	$12.910	$12.170	$10.080	$10.930

Total Return(3)(4)	(0.98	)%(5)	4.81%	9.87%	23.97%	(3.51)%	13.88	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,990		$6,597	$5,633	$2,450	$97	$22

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.65	%(6)	0.65%	0.65%	0.68%	0.85%	0.88	%(6)

Net investment income	2.84	%(6)	2.82%	2.61%	2.34%	2.77%	2.33	%(6)

Portfolio Turnover	41	%(5)	77%	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.26%, 0.62%, 1.60%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2019, the years ended February 28, 2019, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Financial Highlights — continued

	Institutional Class

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,			Year Ended February 29, 2016	Period Ended February 28, 2015(1)
			2019	2018	2017

Net asset value — Beginning of period	$12.890		$12.930	$12.190	$10.090	$10.930	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.199		$0.399	$0.358	$0.310	$0.334	$0.249

Net realized and unrealized gain (loss)	(0.297)		0.215	0.851	2.108	(0.683)	1.143

Total income (loss) from operations	$(0.098)		$0.614	$1.209	$2.418	$(0.349)	$1.392

Less Distributions

From net investment income	$(0.165)		$(0.338)	$(0.332)	$(0.268)	$(0.324)	$(0.216)

From net realized gain	(0.007)		(0.316)	(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.172)		$(0.654)	$(0.469)	$(0.318)	$(0.491)	$(0.462)

Net asset value — End of period	$12.620		$12.890	$12.930	$12.190	$10.090	$10.930

Total Return(3)(4)	(0.78	)%(5)	5.06%	10.09%	24.26%	(3.21)%	14.09	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,667		$51,344	$21,110	$15,070	$3,689	$3,426

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.40	%(6)	0.40%	0.40%	0.51%	0.60%	0.63	%(6)

Net investment income	3.08	%(6)	3.07%	2.84%	2.71%	3.21%	2.54	%(6)

Portfolio Turnover	41	%(5)	77%	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.26%, 0.62%, 1.89%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2019, the years ended February 28, 2019, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric

Dividend Income Fund

August 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of

14

Parametric

Dividend Income Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to August 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,815,709

Gross unrealized appreciation	$2,912,855

Gross unrealized depreciation	(3,301,133)

Net unrealized depreciation	$(388,278)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2019, the investment adviser and administration fee amounted to $84,564 or 0.30% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2020. Pursuant to this agreement, EVM and Parametric were allocated $46,063 in total of the Fund’s operating expenses for the six months ended August 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2019, EVM earned $623 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class

15

Parametric

Dividend Income Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2019 amounted to $7,604 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,066,374 and $23,910,229, respectively, for the six months ended August 31, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	16,608	245,182

Issued to shareholders electing to receive payments of distributions in Fund shares	5,911	25,777

Redemptions	(139,138)	(194,519)

Net increase (decrease)	(116,619)	76,440

Institutional Class	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	619,179	3,813,730

Issued to shareholders electing to receive payments of distributions in Fund shares	29,396	129,170

Redemptions	(616,462)	(1,592,576)

Net increase	32,113	2,350,324

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2019.

16

Parametric

Dividend Income Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $82,203, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 2.20%	$287,433	$6,906,198	$(7,111,242)	$(179)	$(7)	$82,203	$3,266	82,211

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$55,345,228	*	$—	$—	$55,345,228

Short-Term Investments	—		82,203	—	82,203

Total Investments	$55,345,228		$82,203	$—	$55,427,431

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Parametric

Dividend Income Fund

August 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

18

Parametric

Dividend Income Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments held by the Fund. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent

19

Parametric

Dividend Income Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one- and three-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Parametric

Dividend Income Fund

August 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105    8.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2019